Offerings	Feb. 11, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.950% Senior Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,967.14
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3 (File No. 333-283481) which was filed on November 26, 2024.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Senior Notes due 2030
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,050,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,918.80
Offering Note	See Offering Note 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Senior Notes due 2033
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,735,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,013.40
Offering Note	See Offering Note 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.900% Senior Notes due 2036
Amount Registered | shares	1,000,000,000
Maximum Aggregate Offering Price	$ 996,640,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,635.98
Offering Note	See Offering Note 1
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2056
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 497,280,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,674.37
Offering Note	See Offering Note 1